NEW YORK KEYPORT ADVISOR VISTA
         GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACTS
                            ISSUED BY
                       Variable Account A
                               OF
             KEYPORT BENEFIT LIFE INSURANCE COMPANY
                  SUPPLEMENT DATED May 5, 1999
                               TO
                  PROSPECTUS DATED MAY 3, 1999

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This supplement contains information about the Stein Roe Special
Venture Sub-Account.

Effective May 5, 1999, Stein Roe Special Venture Fund, Variable
Series changed its name to Stein Roe Small Company Growth Fund,
Variable Series.


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                     Client Service Hotline
                     800-367-3653 (press 3)

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


KBLKAV.SUP                                                  5/99